State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments

March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
ASSET BACKED COMMERCIAL PAPER — 17.6%
Alinghi Funding Company LLC 0.25%, 11/16/2021 (a)	5,000,000	$4,994,154
Alinghi Funding Company LLC 0.28%, 7/13/2021 (a)	3,000,000	2,998,596
Alpine Securitizaton LLC 0.28%, 6/1/2021 (a)	7,000,000	6,997,938
Antalis SA 0.23%, 4/6/2021 (a)	3,000,000	2,999,957
Atlantic Asset Securitizaton LLC 0.23%, 7/6/2021 (a)	4,000,000	3,998,265
Barclays Bank PLC 0.19%, 6/18/2021 (a)	6,000,000	5,997,946
Barclays Bank PLC 0.25%, 7/28/2021 (a)	3,000,000	2,998,651
Bennington Stark Capital Corp. LLC 0.12%, 4/8/2021 (a)	9,000,000	8,999,822
Bennington Stark Capital Corp. LLC 0.16%, 5/10/2021 (a)	2,400,000	2,399,627
Britannia Funding Company LLC 0.21%, 8/10/2021 (a)	5,000,000	4,996,278
Collateralized Commercial Paper FLEX Co. LLC 0.25%, 6/4/2021 (a)	4,000,000	3,998,902
Columbia Funding Co. LLC 0.21%, 4/13/2021 (a)	2,000,000	1,999,928
Columbia Funding Co. LLC 0.24%, 4/6/2021 (a)	5,000,000	4,999,942
Columbia Funding Co. LLC 0.24%, 7/8/2021 (a)	2,000,000	1,998,834
Great Bridge Capital Co. LLC 0.20%, 8/18/2021 (a)	3,000,000	2,997,223
Ionic Capital II Trust 0.18%, 5/28/2021 (a)	3,000,000	2,999,144
Ionic Capital II Trust 0.18%, 6/9/2021 (a)	5,000,000	4,998,221
LMA Americas LLC 0.06%, 4/1/2021 (a)	5,000,000	4,999,990
LMA Americas LLC 0.12%, 4/7/2021 (a)	5,000,000	4,999,913
Mackinac Funding Company LLC 0.20%, 8/24/2021 (a)	2,500,000	2,497,749
Mackinac Funding Company LLC 0.21%, 4/20/2021 (a)	5,000,000	4,999,603
Versailles Commercial Paper LLC 0.18%, 6/1/2021 (a)	5,000,000	4,998,700
		93,869,383

CERTIFICATES OF DEPOSIT — 23.8%
Bank of Montreal 0.15%, 6/18/2021 (a)	5,000,000	5,000,186
Bank of Montreal 3 Month USD LIBOR + 0.02%, 0.22%, 2/11/2022 (b)	5,000,000	4,999,575

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Credit Agricole Corporate & Investment Bank 0.15%, 6/25/2021 (a)	7,000,000	$7,000,384
Credit Industriel et Commercial 3 Month USD LIBOR + 0.06%, 0.25%, 11/8/2021 (b)	4,000,000	4,000,709
ING Bank NV 0.26%, 10/8/2021 (a)	4,000,000	4,000,000
KBC Bank NV 0.05%, 4/7/2021 (a)	5,000,000	5,000,000
KBC Bank NV 0.06%, 4/5/2021 (a)	10,000,000	9,999,972
KBC Bank NV 0.07%, 4/1/2021 (a)	5,000,000	4,999,999
Mizuho Bank Ltd. 0.17%, 6/10/2021 (a)	5,000,000	5,000,315
MUFG Bank Ltd. 0.16%, 6/11/2021 (a)	5,000,000	5,000,620
MUFG Bank Ltd. 0.24%, 10/26/2021 (a)	5,000,000	5,001,448
Norinchukin Bank 0.16%, 5/18/2021 (a)	5,000,000	5,000,253
Norinchukin Bank 0.17%, 5/10/2021 (a)	5,000,000	5,000,294
Norinchukin Bank 0.18%, 4/21/2021 (a)	5,000,000	5,000,239
Oversea-Chinese Banking Corp. Ltd. 0.16%, 6/10/2021 (a)	5,000,000	5,000,029
Royal Bank of Canada 0.15%, 6/7/2021 (a)	5,000,000	5,030,120
Royal Bank of Canada 3 Month USD LIBOR + 0.04%, 0.26%, 10/1/2021 (b)	5,000,000	5,000,491
Royal Bank of Canada 3 Month USD LIBOR + 0.05%, 0.27%, 10/8/2021 (b)	4,500,000	4,500,686
Skandinaviska Enskilda Banken AB 0.14%, 5/10/2021 (a)	5,000,000	5,000,278
Sumitomo Mitsui Banking Corp. SOFR + 0.14%, 0.15%, 7/22/2021 (b)	5,000,000	5,000,005
Sumitomo Mitsui Banking Corp. 0.20%, 9/15/2021 (a)	5,000,000	5,000,186
Sumitomo Mitsui Banking Corp. 0.27%, 5/4/2021 (a)	7,000,000	7,001,097
Sumitomo Mitsui Trust Bank NY 0.03%, 4/7/2021 (a)	5,000,000	5,000,000
Toronto Dominion Bank 3 Month USD LIBOR + 0.04%, 0.26%, 10/5/2021 (b)	5,000,000	5,000,758
		126,537,644

FINANCIAL COMPANY COMMERCIAL PAPER — 35.0%
Australia & New Zealand Banking Group Ltd. 0.17%, 11/19/2021 (a)	5,000,000	4,993,269
Caisse des Depots et Consignations 0.15%, 5/19/2021 (a)	10,000,000	9,998,598

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.01%, 0.20%, 2/3/2022 (b)	6,000,000	$6,000,000
Credit Industriel et Commercial 3 Month USD LIBOR + 0.06%, 0.25%, 5/4/2021 (b)	5,000,000	5,000,362
DBS Bank Ltd. 0.23%, 6/8/2021 (a)	5,000,000	4,998,697
DnB Bank ASA 0.02%, 4/7/2021 (a)	5,000,000	4,999,942
DnB Bank ASA 0.19%, 7/12/2021 (a)	6,000,000	5,997,991
Erste Abwicklungsanstalt 0.13%, 4/16/2021 (a)	5,000,000	4,999,816
Erste Abwicklungsanstalt 0.16%, 7/1/2021 (a)	5,000,000	4,998,569
Erste Finance LLC 0.07%, 4/1/2021 (a)	1,500,000	1,499,992
European Investment Bank 0.13%, 4/16/2021 (a)	7,000,000	6,999,745
HSBC Bank PLC 0.23%, 10/26/2021 (a)	5,000,000	4,993,904
HSBC Bank PLC 0.28%, 11/17/2021 (a)	1,500,000	1,497,940
HSBC Bank PLC 0.29%, 12/1/2021 (a)	4,000,000	3,994,120
ING US Funding LLC 0.20%, 8/11/2021 (a)	2,000,000	1,998,914
ING US Funding LLC 0.22%, 10/12/2021 (a)	2,000,000	1,998,212
Kreditanstalt fuer Wiederaufbau 0.15%, 6/2/2021 (a)	5,000,000	4,999,029
Kreditanstalt fuer Wiederaufbau 0.15%, 6/4/2021 (a)	7,000,000	6,998,584
Lloyds Bank PLC 0.18%, 4/19/2021 (a)	5,000,000	4,999,697
National Securities Clearing Corp. 0.09%, 4/1/2021 (a)	10,000,000	9,999,991
Nordea Bank AB 0.14%, 5/18/2021 (a)	5,000,000	4,999,360
Nordea Bank AB 0.22%, 5/24/2021 (a)	5,000,000	4,999,265
NRW Bank 0.10%, 4/6/2021 (a)	10,000,000	9,999,900
NRW Bank 0.12%, 4/14/2021 (a)	10,000,000	9,999,732
Oversea-Chinese Banking Corp. Ltd. 3 Month USD LIBOR + 0.05%, 0.25%, 8/12/2021 (b)	5,000,000	5,000,000
Societe Generale 0.28%, 5/3/2021 (a)	3,000,000	2,999,747
Sumitomo Mitsui Trust Bank, Ltd. 0.20%, 5/17/2021 (a)	5,000,000	4,999,275

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Svenska Handelsbanken AB 1 Month USD LIBOR + 0.08%, 0.19%, 5/4/2021 (b)	5,000,000	$5,000,339
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.01%, 0.21%, 2/10/2022 (b)	3,000,000	2,999,492
Svenska Handelsbanken AB 3 Month USD LIBOR, 0.22%, 10/25/2021 (b)	6,000,000	5,999,663
The Toronto-Dominion Bank 3 Month USD LIBOR + 0.02%, 0.22%, 2/10/2022 (b)	3,000,000	2,999,746
UBS AG 0.25%, 2/8/2022 (a)	3,750,000	3,742,183
UBS AG 3 Month USD LIBOR + 0.08%, 0.28%, 9/30/2021 (b)	5,000,000	5,000,239
United Overseas Bank, Ltd. 1 Month USD LIBOR + 0.08%, 0.20%, 6/29/2021 (b)	4,000,000	4,000,000
United Overseas Bank, Ltd. 0.20%, 9/9/2021 (a)	7,000,000	6,994,204
Westpac Banking Corp. 3 Month USD LIBOR + 0.01%, 0.20%, 2/4/2022 (b)	5,000,000	4,999,170
		186,699,687

TREASURY DEBT — 2.8%
U.S. Treasury Bill 0.07%, 5/6/2021 (a)	5,000,000	4,999,915
U.S. Treasury Bill 0.09%, 7/29/2021 (a)	5,000,000	4,999,650
U.S. Treasury Bill 0.07%, 8/5/2021 (a)	5,000,000	4,999,690
		14,999,255

OTHER NOTES — 6.7%
Canadian Imperial Bank of Commerce 0.04%, 4/1/2021 (a)	7,000,000	7,000,000
Cooperatieve Rabobank UA 0.02%, 4/1/2021 (a)	14,859,000	14,859,000
Svenska Handelsbanken AB 0.02%, 4/1/2021 (a)	8,000,000	8,000,000
Toyota Motor Credit Corp. SOFR + 0.23%, 0.24%, 12/13/2021 (b)	6,000,000	6,000,300
		35,859,300

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 9.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by a U.S. Government Obligation, 4.500% due 06/20/2050, valued at $5,100,001); expected proceeds $5,000,001 0.01%, 4/1/2021	5,000,000	5,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by various U.S. Government Obligations, 2.500% – 6.464% due 05/15/2036 – 02/25/2051, and U.S. Treasury Bills, 0.000% due 05/20/2021 – 09/23/2021, valued at $12,352,820); expected proceeds $12,000,002 0.005%, 4/1/2021	12,000,000	12,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by various U.S. Government Obligations, 2.500% – 5.050% due 04/20/2025 – 10/15/2055, valued at $20,400,000); expected proceeds $20,000,003 0.005%, 4/1/2021	20,000,000	20,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by various U.S. Government Obligations, 2.500% – 7.000% due 11/01/2022 – 06/01/2049, valued at $10,200,000); expected proceeds $10,000,001 0.005%, 4/1/2021	10,000,000	$10,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by a U.S. Government Obligation, 1.500% due 03/01/2051, valued at $5,100,002); expected proceeds $5,000,001 0.01%, 4/1/2021	5,000,000	5,000,000
		52,000,000

TREASURY REPURCHASE AGREEMENTS — 0.9%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 4.625% due 02/15/2040 – 05/15/2040, and U.S. Treasury Inflation Index Bonds, 2.125% due 02/15/2040 – 02/15/2041, valued at $5,100,131); expected proceeds $5,000,001 0.01%, 4/1/2021	5,000,000	5,000,000

OTHER REPURCHASE AGREEMENTS — 3.4%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by various Common Stocks, valued at $10,800,025); expected proceeds $10,004,317 0.37%, 5/12/2021 (c)	10,000,000	10,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/26/2021 (collateralized by a Common Stock, valued at $5,400,702); expected proceeds $5,006,281 0.38%, 7/23/2021 (c)	5,000,000	5,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by various Corporate Bonds, 0.000% due 10/21/2021 – 12/01/2021, valued at $3,150,015); expected proceeds $3,000,014 0.17%, 4/1/2021	3,000,000	3,000,000
		18,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $532,936,241)		532,965,269
TOTAL INVESTMENTS — 100.0% (Cost $532,936,241)		532,965,269
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(d)		48,331
NET ASSETS — 100.0%		$533,013,600

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $15,000,000 or 2.8% of net assets as of March 31, 2021.
(d)	Amount shown represents less than 0.05% of net assets.

Abbreviations:

LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

 The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$532,965,269	$—	$532,965,269
TOTAL INVESTMENTS	$—	$532,965,269	$—	$532,965,269

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Schedule of Investments

March 31, 2021 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments

March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
ASSET BACKED COMMERCIAL PAPER — 19.9%
Alinghi Funding Company LLC 0.22%, 8/12/2021 (a)	60,000,000	$59,962,703
Alinghi Funding Company LLC 0.25%, 11/16/2021 (a)	50,000,000	49,941,541
Alinghi Funding Company LLC 0.26%, 7/23/2021 (a)	34,000,000	33,982,343
Anglesea Funding LLC 0.08%, 4/6/2021 (a)	100,000,000	99,998,550
Antalis SA 0.23%, 4/6/2021 (a)	10,000,000	9,999,855
Atlantic Asset Securitizaton LLC 0.23%, 7/6/2021 (a)	44,211,000	44,191,821
Barclays Bank PLC 0.22%, 5/21/2021 (a)	30,000,000	29,993,370
Barclays Bank PLC 0.25%, 7/28/2021 (a)	50,000,000	49,977,522
Barton Capital SA 0.20%, 4/29/2021 (a)	25,000,000	24,997,583
Barton Capital SA 0.24%, 4/1/2021 (a)	82,000,000	81,999,834
Bennington Stark Capital Corp. LLC 0.12%, 4/8/2021 (a)	52,300,000	52,298,966
Britannia Funding Company LLC 0.19%, 7/13/2021 (a)	22,000,000	21,987,162
Britannia Funding Company LLC 0.21%, 8/24/2021 (a)	50,000,000	49,959,241
Britannia Funding Company LLC 0.23%, 8/3/2021 (a)	20,200,000	20,185,692
Collateralized Commercial Paper FLEX Co. LLC 0.22%, 10/29/2021 (a)	25,000,000	24,973,500
Collateralized Commercial Paper FLEX Co. LLC 0.25%, 6/4/2021 (a)	30,000,000	29,991,767
Collateralized Commercial Paper FLEX Co. LLC 0.29%, 6/22/2021 (a)	37,500,000	37,486,339
Columbia Funding Co. LLC 0.24%, 4/6/2021 (a)	30,000,000	29,999,650
Great Bridge Capital Co. LLC 0.20%, 8/18/2021 (a)	34,000,000	33,968,531
Ionic Capital II Trust 0.18%, 5/28/2021 (a)	30,000,000	29,991,445
Ionic Capital II Trust 0.18%, 6/9/2021 (a)	20,000,000	19,992,883
Ionic Capital II Trust 0.23%, 4/23/2021 (a)	38,000,000	37,996,577
Liberty Street Funding LLC 0.14%, 5/10/2021 (a)	50,000,000	49,992,611
Liberty Street Funding LLC 0.15%, 8/2/2021 (a)	50,000,000	49,975,889

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
ASSET BACKED COMMERCIAL PAPER - (continued)
LMA Americas LLC 0.08%, 4/1/2021 (a)	150,000,000	149,999,696
LMA Americas LLC 0.10%, 4/6/2021 (a)	35,000,000	34,999,493
LMA Americas LLC 0.12%, 4/7/2021 (a)	45,000,000	44,999,212
Mountcliff Funding LLC 0.22%, 9/1/2021 (a)	75,000,000	74,935,833
Mountcliff Funding LLC 0.23%, 6/10/2021 (a)	55,000,000	54,980,475
Ridgefield Funding Co. LLC 0.23%, 11/16/2021 (a)	50,000,000	49,939,305
Versailles Commercial Paper LLC 0.16%, 5/6/2021 (a)	19,000,000	18,997,568
Versailles Commercial Paper LLC 0.17%, 6/2/2021 (a)	40,000,000	39,989,430
Versailles Commercial Paper LLC 0.18%, 6/1/2021 (a)	8,000,000	7,997,920
		1,450,684,307

CERTIFICATES OF DEPOSIT — 26.9%
Bank of Montreal 0.14%, 5/11/2021 (a)	75,000,000	75,002,817
Bank of Montreal 0.26%, 5/14/2021 (a)	63,000,000	63,011,612
Bank of Montreal 3 Month USD LIBOR + 0.11%, 0.29%, 12/15/2021 (b)	75,000,000	75,046,827
Bank of Nova Scotia 3 Month USD LIBOR + 0.09%, 0.31%, 7/16/2021 (b)	30,000,000	30,010,195
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.17%, 6/16/2021 (a)	38,000,000	38,002,435
BNP Paribas SOFR + 0.15%, 0.16%, 4/9/2021 (b)	65,000,000	65,001,625
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.08%, 0.19%, 6/11/2021 (b)	48,500,000	48,505,675
Canadian Imperial Bank of Commerce 0.27%, 1/4/2022 (a)	52,000,000	52,022,878
Cooperatieve Rabobank UA 1 Month USD LIBOR + 0.08%, 0.19%, 6/21/2021 (b)	14,000,000	14,001,788
Cooperatieve Rabobank UA 1 Month USD LIBOR + 0.08%, 0.19%, 6/22/2021 (b)	50,000,000	50,006,346
Credit Industriel et Commercial 3 Month USD LIBOR + 0.06%, 0.25%, 11/8/2021 (b)	51,000,000	51,009,042
Credit Industriel et Commercial 3 Month USD LIBOR + 0.08%, 0.29%, 4/29/2021 (b)	30,000,000	30,002,198
Credit Suisse 0.30%, 8/30/2021 (a)	30,000,000	30,012,504
ING Bank NV 0.26%, 10/8/2021 (a)	60,000,000	60,000,000
KBC Bank NV 0.05%, 4/7/2021 (a)	65,000,000	65,000,000
KBC Bank NV 0.06%, 4/5/2021 (a)	75,000,000	74,999,791

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
KBC Bank NV 0.06%, 4/6/2021 (a)	65,000,000	64,999,784
Mizuho Bank Ltd. 0.20%, 8/25/2021 (a)	55,000,000	55,002,461
MUFG Bank Ltd. 0.23%, 7/21/2021 (a)	60,000,000	60,012,671
MUFG Bank Ltd. 0.24%, 4/14/2021 (a)	50,000,000	50,003,499
MUFG Bank Ltd. 0.24%, 10/26/2021 (a)	25,000,000	25,007,237
Nordea Bank AB 0.05%, 4/5/2021 (a)	75,000,000	74,999,906
Norinchukin Bank 0.16%, 5/18/2021 (a)	48,000,000	48,002,430
Norinchukin Bank 0.17%, 5/10/2021 (a)	75,000,000	75,004,414
Norinchukin Bank 0.17%, 6/23/2021 (a)	75,000,000	74,999,999
Norinchukin Bank 0.18%, 6/21/2021 (a)	43,625,000	43,625,298
Oversea-Chinese Banking Corp. Ltd. 0.13%, 4/30/2021 (a)	75,800,000	75,799,368
Royal Bank of Canada 3 Month USD LIBOR + 0.03%, 0.23%, 8/10/2021 (b)	25,000,000	25,000,867
Royal Bank of Canada 3 Month USD LIBOR + 0.04%, 0.26%, 10/1/2021 (b)	64,000,000	64,006,288
Royal Bank of Canada 3 Month USD LIBOR + 0.09%, 0.27%, 12/7/2021 (b)	50,000,000	50,020,310
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.06%, 0.25%, 6/24/2021 (b)	18,000,000	18,002,798
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.06%, 0.26%, 6/23/2021 (b)	7,000,000	7,001,075
Sumitomo Mitsui Banking Corp. 0.27%, 5/4/2021 (a)	53,000,000	53,008,302
Sumitomo Mitsui Trust Bank NY 0.03%, 4/7/2021 (a)	50,000,000	50,000,000
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.05%, 0.23%, 8/23/2021 (b)	50,000,000	50,007,770
Toronto Dominion Bank 0.17%, 8/30/2021 (a)	75,000,000	75,006,013
Toronto Dominion Bank 0.24%, 4/29/2021 (a)	50,000,000	50,005,274
Toronto Dominion Bank 3 Month USD LIBOR + 0.04%, 0.26%, 10/5/2021 (b)	50,000,000	50,007,577
		1,961,159,074

FINANCIAL COMPANY COMMERCIAL PAPER — 32.1%
Australia & New Zealand Banking Group Ltd. 3 Month USD LIBOR + 0.01%, 0.19%, 11/23/2021 (b)	50,000,000	49,999,998
BNG Bank NV 0.07%, 4/6/2021 (a)	50,000,000	49,999,441
BNG Bank NV 0.12%, 4/12/2021 (a)	75,000,000	74,998,100
Caisse des Depots et Consignations 0.15%, 5/19/2021 (a)	80,000,000	79,988,785

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Credit Industriel et Commercial 3 Month USD LIBOR + 0.06%, 0.25%, 5/4/2021 (b)	70,000,000	$70,005,070
DBS Bank Ltd. 0.22%, 4/7/2021 (a)	35,000,000	34,999,524
DnB Bank ASA 0.02%, 4/7/2021 (a)	68,000,000	67,999,206
Erste Finance LLC 0.07%, 4/1/2021 (a)	20,000,000	19,999,898
European Investment Bank 0.13%, 4/16/2021 (a)	74,000,000	73,997,303
Federation Des Caisses Desjardins du Quebec 0.05%, 4/7/2021 (a)	50,000,000	49,999,319
FMS Wertmanagement 0.21%, 4/13/2021 (a)	45,000,000	44,999,025
HSBC Bank PLC 0.23%, 10/26/2021 (a)	50,000,000	49,939,042
HSBC Bank PLC 0.28%, 11/17/2021 (a)	20,000,000	19,972,537
HSBC Bank PLC 0.29%, 12/1/2021 (a)	75,000,000	74,889,750
ING US Funding LLC 0.14%, 6/30/2021 (a)	23,000,000	22,992,442
ING US Funding LLC 0.17%, 8/27/2021 (a)	50,000,000	49,968,959
ING US Funding LLC 0.18%, 8/26/2021 (a)	3,500,000	3,497,842
ING US Funding LLC 0.18%, 9/30/2021 (a)	3,500,000	3,497,136
ING US Funding LLC 0.22%, 10/12/2021 (a)	50,000,000	49,955,313
KFW International Finance, Inc. 0.05%, 4/1/2021 (a)	20,000,000	19,999,967
KFW International Finance, Inc. 0.15%, 6/3/2021 (a)	50,000,000	49,990,133
Lloyds Bank PLC 0.27%, 4/16/2021 (a)	50,000,000	49,997,533
National Australia Bank Ltd. 1 Month USD LIBOR + 0.10%, 0.21%, 4/23/2021 (b)	93,500,000	93,505,517
National Australia Bank Ltd. 3 Month USD LIBOR, 0.22%, 10/26/2021 (b)	25,000,000	25,000,000
Nederlandse Waterschapsbank NV 0.21%, 7/6/2021 (a)	50,000,000	49,982,621
Nordea Bank AB 0.14%, 5/18/2021 (a)	50,000,000	49,993,600
Nordea Bank AB 0.22%, 5/24/2021 (a)	50,000,000	49,992,650
NRW Bank 0.05%, 4/1/2021 (a)	50,000,000	49,999,916
NRW Bank 0.06%, 4/8/2021 (a)	50,000,000	49,999,322

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
NRW Bank 0.08%, 4/7/2021 (a)	30,000,000	$29,999,650
Skandinaviska Enskilda Banken AB 0.24%, 7/26/2021 (a)	45,000,000	44,976,746
Societe Generale 0.24%, 7/6/2021 (a)	50,000,000	49,984,507
Societe Generale 0.25%, 5/7/2021 (a)	25,000,000	24,997,559
Societe Generale 0.30%, 6/14/2021 (a)	50,000,000	49,988,542
Standard Chartered Bank 0.30%, 5/13/2021 (a)	50,000,000	49,991,639
Svenska Handelsbanken AB 1 Month USD LIBOR + 0.08%, 0.19%, 5/4/2021 (b)	75,000,000	75,005,086
Svenska Handelsbanken AB 3 Month USD LIBOR, 0.22%, 10/25/2021 (b)	50,000,000	49,997,195
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.05%, 0.27%, 10/19/2021 (b)	64,000,000	64,013,783
Swedbank AB 0.06%, 4/1/2021 (a)	75,000,000	74,999,873
Swedbank AB 0.22%, 4/30/2021 (a)	50,000,000	49,997,500
Toronto-Dominion Bank 0.08%, 4/1/2021 (a)	100,000,000	99,999,825
UBS AG 3 Month USD LIBOR + 0.07%, 0.29%, 10/7/2021 (b)	20,000,000	20,000,511
UBS AG 0.30%, 12/13/2021 (a)	21,000,000	20,965,819
United Overseas Bank, Ltd. 1 Month USD LIBOR + 0.08%, 0.20%, 6/29/2021 (b)	65,000,000	65,000,000
United Overseas Bank, Ltd. 0.20%, 9/9/2021 (a)	93,000,000	92,922,996
Westpac Banking Corp. 3 Month USD LIBOR + 0.01%, 0.21%, 2/7/2022 (b)	22,000,000	21,996,313
Westpac Banking Corp. 3 Month USD LIBOR + 0.01%, 0.21%, 2/4/2022 (b)	75,000,000	74,987,555
		2,339,985,048

OTHER NOTES — 9.2%
Bank of Montreal 0.09%, 4/5/2021 (a)	50,000,000	50,000,000
Canadian Imperial Bank of Commerce 0.04%, 4/1/2021 (a)	50,000,000	50,000,000
Cooperatieve Rabobank UA 0.02%, 4/1/2021 (a)	26,517,000	26,517,000
ING Bank NV 0.08%, 4/1/2021 (a)	50,000,000	50,000,000
ING Bank NV 0.08%, 4/6/2021 (a)	75,000,000	75,000,000
Mizuho Bank Ltd. 0.07%, 4/1/2021 (a)	100,000,000	100,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
OTHER NOTES - (continued)
National Bank of Canada 0.08%, 4/1/2021 (a)	115,000,000	$115,000,000
National Bank of Canada 0.08%, 4/6/2021 (a)	125,000,000	125,000,000
Toyota Motor Credit Corp. SOFR + 0.23%, 0.24%, 12/13/2021 (b)	34,000,000	34,001,700
Toyota Motor Credit Corp. 3 Month USD LIBOR + 0.06%, 0.28%, 10/1/2021 (b)	50,000,000	49,999,869
		675,518,569

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 6.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by various U.S. Government Obligations, 4.000% due 11/20/2048 – 02/20/2049, valued at $102,000,000); expected proceeds $100,000,028 0.01%, 4/1/2021	100,000,000	100,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by various U.S. Government Obligations, 3.000% – 3.500% due 01/01/2030 – 05/01/2050, and U.S. Treasury Notes, 0.125% – 2.250% due 01/31/2023 – 11/15/2027, valued at $102,000,036); expected proceeds $100,000,028 0.01%, 4/1/2021	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by various U.S. Government Obligations, 2.000% – 5.941% due 11/20/2041 – 02/20/2051, valued at $51,500,000); expected proceeds $50,000,007 0.005%, 4/1/2021	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by various U.S. Government Obligations, 0.167% – 85.659% due 04/25/2023 – 08/15/2051, a U.S. Treasury Bond, 7.625% due 11/15/2022, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2041, and U.S. Treasury Notes, 0.125% – 2.000% due 11/30/2022 – 12/15/2022, valued at $77,198,425); expected proceeds $75,000,021 0.01%, 4/1/2021	75,000,000	75,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by a U.S. Government Obligation, 2.500% due 03/01/2051, valued at $51,000,001); expected proceeds $50,000,014 0.01%, 4/1/2021	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by various U.S. Government Obligations, 2.500% – 4.500% due 07/01/2040 – 04/01/2051, valued at $59,160,000); expected proceeds $58,000,008 0.005%, 4/1/2021	58,000,000	58,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by various U.S. Government Obligations, 2.000% – 4.000% due 12/01/2032 – 03/01/2051, valued at $56,100,016); expected proceeds $55,000,015 0.01%, 4/1/2021	55,000,000	55,000,000
		488,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
TREASURY REPURCHASE AGREEMENTS — 0.8%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by U.S. Treasury Bills, 0.000% due 07/13/2021 – 07/20/2021, a U.S. Treasury Bond, 8.125% due 05/15/2021, U.S. Treasury Notes, 0.125% – 1.875% due 02/28/2022 – 02/28/2023, and U.S. Treasury Strips, 0.000% due 02/15/2033 – 11/15/2047, valued at $30,600,000); expected proceeds $30,000,004 0.005%, 4/1/2021	30,000,000	$30,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by a U.S. Treasury Bond, 5.500% due 08/15/2028, U.S. Treasury Inflation Index Bonds, 2.125% – 3.625% due 04/15/2028 – 02/15/2041, a U.S. Treasury Inflation Index Note, 0.750% due 07/15/2028, and U.S. Treasury Notes, 1.125% – 2.875% due 02/29/2028 – 08/15/2028, valued at $29,580,148); expected proceeds $29,000,008 0.01%, 4/1/2021	29,000,000	$29,000,000
		59,000,000

OTHER REPURCHASE AGREEMENTS — 4.4%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/19/2021 (collateralized by a Common Stock, and various Corporate Bonds, 0.000% – 7.500% due 11/15/2021 – 05/15/2030, valued at $38,500,005); expected proceeds $35,025,667 0.44%, 5/18/2021 (c)	35,000,000	35,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/19/2021 (collateralized by various Corporate Bonds, 0.000% – 5.375% due 06/15/2023 – 09/30/2046, valued at $55,285,959); expected proceeds $50,085,944 0.52%, 7/16/2021 (c)	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2021 (collateralized by various Corporate Bonds, 0.000% – 4.000% due 02/15/2026 – 02/01/2029, valued at $71,501,235); expected proceeds $65,028,058 0.37%, 5/12/2021 (c)	65,000,000	65,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/19/2021 (collateralized by various Common Stocks, valued at $54,000,001); expected proceeds $50,062,806 0.38%, 7/16/2021 (c)	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/25/2021 (collateralized by various Common Stocks, valued at $54,000,012); expected proceeds $50,002,431 0.25%, 4/1/2021	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/26/2021 (collateralized by various Common Stocks, valued at $54,000,001); expected proceeds $50,062,806 0.38%, 7/23/2021 (c)	50,000,000	50,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/05/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 0.750% – 3.875% due 03/01/2024 – 01/15/2031, valued at $20,520,166); expected proceeds $19,009,183 0.29%, 5/4/2021 (c)	19,000,000	19,000,000
		319,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

TOTAL SHORT-TERM INVESTMENTS (Cost $7,292,784,502)	7,293,346,998
TOTAL INVESTMENTS — 100.0% (Cost $7,292,784,502)	7,293,346,998
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(d)	481,814
NET ASSETS — 100.0%	$7,293,828,812

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $269,000,000 or 3.7% of net assets as of March 31, 2021.
(d)	Amount is less than 0.05% of net assets.

Abbreviations:

LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$7,293,346,998	$—	$7,293,346,998
TOTAL INVESTMENTS	$—	$7,293,346,998	$—	$7,293,346,998

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Schedule of Investments

March 31, 2021 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.